TRADE RECEIVABLES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade Receivables
Opening balance	R$ (212,088)	R$ (226,053)
(Loss)/Reversal estimated	(32,660)	3,964
Recovery and write-offs of receivables	6,164	10,001
Acquisition of stakes in subsidiaries	(7,569)
Closing balance	R$ (246,153)	R$ (212,088)